Restatement of Previously Issued Consolidated Financial Statements - Restated Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 647,295	$ 538,785	$ 378,102
Available for sale investments	0	0	1,954
Accounts receivable, net of allowance for credit losses	(1,474,898)	(1,392,764)	(1,764,404)
Unbilled revenue (Unbilled services)	1,096,592	1,040,174	853,581
Other receivables	116,750	79,487	65,797
Prepayments and other current assets	105,316	140,435	132,105
Income taxes receivable	60,824	83,523	91,254
Total current assets	3,501,675	3,275,168	3,287,197
Non-current assets:
Property, plant and equipment (net)	395,724	382,879	361,184
Goodwill	8,731,689	9,051,410	9,022,075	$ 8,971,670
Intangible assets, net	3,247,118	3,559,792	3,855,865
Operating right-of-use assets	128,948	147,602	140,333
Other receivables	75,707	72,796	78,470
Income taxes receivable	0	11,395	0
Deferred tax asset	106,871	75,832	72,855
Investments in equity	82,050	57,948	46,804
Total Assets	16,269,782	16,634,822	16,864,783
Current liabilities:
Accounts payable	192,117	173,025	131,584
Unearned revenue	1,550,471	1,467,671	1,566,464
Other liabilities	904,826	909,776	908,151
Income taxes payable	18,999	55,258	13,968
Current bank credit lines, loan facilities and notes	529,762	29,762	110,150
Total current liabilities	3,196,175	2,635,492	2,730,317
Non-current liabilities:
Non-current bank credit lines, loan facilities and notes, net	2,872,616	3,396,398	3,665,439
Lease liabilities	117,122	140,085	126,321
Non-current other liabilities	72,807	82,718	45,246
Non-current income taxes payable	103,251	127,544	187,706
Deferred tax liability	714,427	811,231	898,308
Commitments and contingencies	0	0	0
Total Liabilities	7,076,398	7,193,468	7,653,337
Shareholders' Equity:
76,567,325 shares issued and outstanding at December 31, 2025, (2024: 80,756,860 and 2023: 82,495,086)	6,305	6,586	6,699
Additional paid-in capital	7,131,956	7,020,231	6,942,669
Other undenominated capital	1,606	1,304	1,162
Accumulated other comprehensive loss	(68,534)	(229,929)	(143,506)
Retained earnings	2,122,051	2,643,162	2,404,422
Total Shareholders' Equity	9,193,384	9,441,354	9,211,446	$ 8,526,793
Total Liabilities and Shareholders’ Equity	$ 16,269,782	$ 16,634,822	$ 16,864,783
Ordinary shares, shares issued (in shares)	76,567,325	80,756,860	82,495,086
Ordinary shares, shares outstanding (in shares)	76,567,325	80,756,860	82,495,086
As Reported
Current assets:
Cash and cash equivalents		$ 538,785	$ 378,102
Available for sale investments		0	1,954
Accounts receivable, net of allowance for credit losses		(1,401,989)	(1,790,322)
Unbilled revenue (Unbilled services)		1,286,274	951,936
Other receivables		79,487	65,797
Prepayments and other current assets		140,435	132,105
Income taxes receivable		83,523	91,254
Total current assets		3,530,493	3,411,470
Non-current assets:
Property, plant and equipment (net)		382,879	361,184
Goodwill		9,051,410	9,022,075
Intangible assets, net		3,559,792	3,855,865
Operating right-of-use assets		147,602	140,333
Other receivables		72,796	78,470
Income taxes receivable		0	0
Deferred tax asset		74,758	73,662
Investments in equity		57,948	46,804
Total Assets		16,877,678	16,989,863
Current liabilities:
Accounts payable		173,025	131,584
Unearned revenue		1,614,758	1,654,507
Other liabilities		923,603	915,399
Income taxes payable		55,258	13,968
Current bank credit lines, loan facilities and notes		29,762	110,150
Total current liabilities		2,796,406	2,825,608
Non-current liabilities:
Non-current bank credit lines, loan facilities and notes, net		3,396,398	3,665,439
Lease liabilities		140,085	126,321
Non-current other liabilities		83,470	45,998
Non-current income taxes payable		125,834	186,654
Deferred tax liability		812,486	899,100
Commitments and contingencies		0	0
Total Liabilities		7,354,679	7,749,120
Shareholders' Equity:
76,567,325 shares issued and outstanding at December 31, 2025, (2024: 80,756,860 and 2023: 82,495,086)		6,586	6,699
Additional paid-in capital		7,020,231	6,942,669
Other undenominated capital		1,304	1,162
Accumulated other comprehensive loss		(229,929)	(143,506)
Retained earnings		2,724,807	2,433,719
Total Shareholders' Equity		9,522,999	9,240,743
Total Liabilities and Shareholders’ Equity		16,877,678	16,989,863
Adjustments
Current assets:
Cash and cash equivalents		0	0
Available for sale investments		0	0
Accounts receivable, net of allowance for credit losses		9,225	25,918
Unbilled revenue (Unbilled services)		(246,100)	(98,355)
Other receivables		0	0
Prepayments and other current assets		0	0
Income taxes receivable		0	0
Total current assets		(255,325)	(124,273)
Non-current assets:
Property, plant and equipment (net)		0	0
Goodwill		0	0
Intangible assets, net		0	0
Operating right-of-use assets		0	0
Other receivables		0	0
Income taxes receivable		11,395	0
Deferred tax asset		1,074	(807)
Investments in equity		0	0
Total Assets		(242,856)	(125,080)
Current liabilities:
Accounts payable		0	0
Unearned revenue		(147,087)	(88,043)
Other liabilities		(13,827)	(7,248)
Income taxes payable		0	0
Current bank credit lines, loan facilities and notes		0	0
Total current liabilities		(160,914)	(95,291)
Non-current liabilities:
Non-current bank credit lines, loan facilities and notes, net		0	0
Lease liabilities		0	0
Non-current other liabilities		(752)	(752)
Non-current income taxes payable		1,710	1,052
Deferred tax liability		(1,255)	(792)
Commitments and contingencies		0	0
Total Liabilities		(161,211)	(95,783)
Shareholders' Equity:
76,567,325 shares issued and outstanding at December 31, 2025, (2024: 80,756,860 and 2023: 82,495,086)		0	0
Additional paid-in capital		0	0
Other undenominated capital		0	0
Accumulated other comprehensive loss		0	0
Retained earnings		(81,645)	(29,297)
Total Shareholders' Equity		(81,645)	(29,297)
Total Liabilities and Shareholders’ Equity		$ (242,856)	$ (125,080)